BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Borrowings Abstract
SCHEDULE OF BORROWINGS
	2021	2022
	S$	S$

Current
Bank loan	35,691	34,779
Related party loan	-	300,000
Third party loan	350,000	-
Total – current	385,691	334,779

Non-current
Bank loan	539,119	468,827

Total	924,810	803,606

SCHEDULE OF BORROWING OF THE GROUP TO INTEREST RATE CHANGES AND THE CONTRACTUAL REPAYMENT DATES

The exposure of the borrowing of the Group to interest rate changes and the contractual repayment dates at the balance sheet date are as follows:

	2021	2022
	S$	S$

6 months or less	17,752	17,286
6 – 12 months	17,939	17,493
1 – 5 years	159,288	155,600
Over 5 years	379,831	313,227
Total	574,810	503,606